                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 11/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)

INCOME BUILDER SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED NOVEMBER 30, 2007


THIS SEMIANNUAL REPORT DESCRIBES THREE
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF EACH
FUND IS A HIGH LEVEL OF CURRENT INCOME AND
GROWTH OF CAPITAL.

RiverSource(R) Income Builder Basic Income Fund
RiverSource(R) Income Builder Moderate Income Fund
RiverSource(R) Income Builder Enhanced Income Fund

TABLE OF CONTENTS

Fund Snapshots......................      2
Portfolio Allocation................      4
Investment Changes
   RiverSource Income Builder Basic
     Income Fund....................      5
   RiverSource Income Builder
     Moderate Income Fund...........      6
   RiverSource Income Builder
     Enhanced Income Fund...........      7
Performance Summaries...............      8
Questions & Answers
   with Portfolio Management........     12
Fund Expenses Examples..............     14
Investments in Affiliated Funds.....     18
Financial Statements................     21
Notes to Financial Statements.......     25
Approval of Investment Management
   Services Agreement...............     38
Proxy Voting........................     40
Change in Independent Registered
   Public Accounting Firm...........     40

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  1

FUND SNAPSHOTS AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

The objective of each fund is a high level of current income and growth of capital.

FUND FACTS

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RBBAX          02/16/06
Class B                      RBBBX          02/16/06
Class C                      RBBCX          02/16/06
Class R4                      --            02/16/06
Total net assets......................   $306.4 million
Number of holdings....................            13

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RSMAX          02/16/06
Class B                      RSMBX          02/16/06
Class C                      RSMCX          02/16/06
Class R4                      --            02/16/06
Total net assets......................   $648.8 million
Number of holdings....................            13

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      RSBAX          02/16/06
Class B                      REIVX          02/16/06
Class C                      RIECX          02/16/06
Class R4                      --            02/16/06
Total net assets......................   $353.0 million
Number of holdings....................            13

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOTS AT NOV. 30, 2007 (UNAUDITED)

PORTFOLIO MANAGERS

                          YEARS IN INDUSTRY
Dimitris Bertsimas,
   Ph.D.                         14
Colin Lundgren, CFA              18
Erol Sonderegger, CFA            11

TOP FIVE HOLDINGS

Percentage of portfolio assets

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

RiverSource U.S. Government Mortgage Fund        28.4%
RiverSource Dividend Opportunity Fund            10.1%
RiverSource Disciplined Equity Fund               9.9%
RiverSource Emerging Markets Bond Fund            7.8%
RiverSource Cash Management Fund                  6.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

RiverSource U.S. Government Mortgage Fund        18.7%
RiverSource Floating Rate Fund                   15.6%
RiverSource Dividend Opportunity Fund            15.4%
RiverSource Emerging Markets Bond Fund           10.4%
RiverSource Disciplined Equity Fund              10.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

RiverSource Floating Rate Fund                   19.7%
RiverSource High Yield Bond Fund                 18.3%
RiverSource Emerging Markets Bond Fund           14.8%
RiverSource Dividend Opportunity Fund            14.6%
RiverSource Disciplined International Equity
   Fund                                           8.7%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

For more information about the underlying funds that make up each RiverSource Income Builder Series funds, visit riversource.com/funds or call (888) 791-3380. Online, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Income Builder Series fund invests only in Class I shares of underlying funds.

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  3

PORTFOLIO ALLOCATION

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Percentage of portfolio assets at Nov. 30, 2007
(PIE CHART)

Fixed Income Funds(1)                                                            62.6%
Equity Funds(2)                                                                  26.9%
Alternative Investments(3)                                                        3.9%
Cash Equivalents(4)                                                               6.6%

(1) Includes Investment Grade 34.3%, International 7.8%, High Yield 6.4%, Floating Rate 5.6%, Inflation Protected Securities 4.8% and Global Bond 3.7%.
(2) Includes Dividend Income 10.1%, U.S. Large Cap 9.9%, International 4.3% and U.S. Small Cap 2.6%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 6.6%.

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Percentage of portfolio assets at Nov. 30, 2007
(PIE CHART)

Fixed Income Funds(1)                                                            62.3%
Equity Funds(2)                                                                  32.7%
Alternative Investments(3)                                                        4.0%
Cash Equivalents(4)                                                               1.0%

(1) Includes Investment Grade 22.8%, Floating Rate 15.6%, International 10.4%, High Yield 6.1%, Global Bond 4.0% and Inflation Protected Securities 3.4%.
(2) Includes Dividend Income 15.4%, U.S. Large Cap 10.2%, International 5.5% and U.S. Small Cap 1.6%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 1.0%.

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Percentage of portfolio assets at Nov. 30, 2007
(PIE CHART)

Fixed Income Funds(1)                                                            62.0%
Equity Funds(2)                                                                  31.7%
Alternative Investments(3)                                                        4.0%
Cash Equivalents(4)                                                               2.3%

(1) Includes Floating Rate 19.7%, High Yield 18.3%, International 14.8%, Investment Grade 6.2%, Global Bond 2.9% and Inflation Protected Securities 0.1%.
(2) Includes Dividend Income 14.6%, International 8.7%, U.S. Large Cap 6.2% and U.S. Small Cap 2.2%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 2.3%.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Fund holdings at Nov. 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     5.6%                                 9.7%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       3.7%                                 2.5%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                   6.4%                                 2.9%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  4.8%                                 4.4%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                             7.8%                                 3.0%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Diversified Bond Fund                  5.9%                                 6.3%
 RiverSource U.S. Government
   Mortgage Fund                                   28.4%                                30.2%
                                       -----------------------------------------------------------------
                                                   34.3%                                36.5%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        4.3%                                 4.0%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                            10.1%                                 9.9%
 RiverSource Real Estate Fund                        --%                                 2.7%
 RiverSource Disciplined Equity
   Fund                                             9.9%                                10.0%
 RiverSource Disciplined Small Cap
   Value Fund                                       2.6%                                 3.0%
                                       -----------------------------------------------------------------
                                                   22.6%                                25.6%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                         3.9%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   6.6%                                 9.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  5

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Fund holdings at Nov. 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                    15.6%                                18.8%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       4.0%                                 1.6%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                   6.1%                                 5.4%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  3.4%                                 3.0%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                            10.4%                                 6.4%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
 RiverSource Diversified Bond Fund                  4.1%                                 4.4%
 RiverSource U.S. Government
   Mortgage Fund                                   18.7%                                20.4%
                                       -----------------------------------------------------------------
                                                   22.8%                                24.8%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        5.5%                                 3.5%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                            15.4%                                15.8%
 RiverSource Real Estate Fund                        --%                                 3.3%
 RiverSource Disciplined Equity
   Fund                                            10.2%                                10.4%
 RiverSource Disciplined Small Cap
   Value Fund                                       1.6%                                 1.8%
                                       -----------------------------------------------------------------
                                                   27.2%                                31.3%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                         4.0%                                 3.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   1.0%                                 2.2%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 6 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Fund holdings at Nov. 30, 2007

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                    19.7%                                19.9%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       2.9%                                 1.8%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource High Yield Bond Fund                  18.3%                                18.3%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  0.1%                                 2.3%
                                       -----------------------------------------------------------------
INTERNATIONAL BOND FUNDS
 RiverSource Emerging Markets Bond
   Fund                                            14.8%                                 8.1%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate,
mortgage and agency securities
 RiverSource Diversified Bond Fund                  0.7%                                 1.1%
 RiverSource U.S. Government
   Mortgage Fund                                    5.5%                                 6.8%
                                       -----------------------------------------------------------------
                                                    6.2%                                 7.9%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        8.7%                                 6.8%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                            14.6%                                16.5%
 RiverSource Real Estate Fund                        --%                                 4.4%
 RiverSource Disciplined Equity
   Fund                                             6.2%                                 6.8%
 RiverSource Disciplined Small Cap
   Value Fund                                       2.2%                                 2.5%
                                       -----------------------------------------------------------------
                                                   23.0%                                30.2%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 RiverSource Absolute Return
   Currency and Income Fund                         4.0%                                 4.2%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   2.3%                                 0.5%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  7

PERFORMANCE SUMMARIES

                           RIVERSOURCE INCOME BUILDER
                               BASIC INCOME FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Income Builder Basic Income Fund Class
  A(1) (excluding sales charge)                         +0.39%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                           +5.32%

Russell 3000 Value Index(5) (unmanaged)                 -7.92%

Citigroup 3-month U. S. Treasury Bill Index(6)
  (unmanaged)                                           +2.28%

Blended Index(7) (unmanaged)                            +1.63%

                RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Income Builder Moderate Income Fund
  Class A(2) (excluding sales charge)                   -0.64%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                           +5.32%

Russell 3000 Value Index(5) (unmanaged)                 -7.92%

Citigroup 3-month U.S. Treasury Bill Index(6)
  (unmanaged)                                           +2.28%

Blended Index(7) (unmanaged)                            +1.78%

                RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Income Builder Enhanced Income Fund
  Class A(3) (excluding sales charge)                   -1.87%

Lehman Brothers Aggregate Bond Index(4)
  (unmanaged)                                           +5.32%

Russell 3000 Value Index(5) (unmanaged)                 -7.92%

Citigroup 3-month U. S. Treasury Bill Index(6)
  (unmanaged)                                           +2.28%

Blended Index(7) (unmanaged)                            +1.86%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Basic Income Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Value Index (Russell 3000 Value Index), as well as to a Blended Index, consisting of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(2) The Moderate Income Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as to a Blended Index, consisting of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(3) The Enhanced Income Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as to a Blended Index, consisting of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(4) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(5) The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.
(6) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.
(7) The Blended Index consists of a certain percentage (as indicated above) in the following indices: the Lehman Brothers Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Income Builder Basic Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                              SINCE
WITHOUT SALES CHARGE                 6 MONTHS*    1 YEAR    INCEPTION
 Class A (inception 2/16/06)          +0.39%      +5.63%     +7.45%
 Class B (inception 2/16/06)          +0.02%      +4.78%     +6.61%
 Class C (inception 2/16/06)          +0.02%      +4.79%     +6.65%
 Class R4 (inception 2/16/06)         +1.14%      +6.47%     +8.03%

WITH SALES CHARGE
 Class A (inception 2/16/06)          -4.39%      +0.65%     +4.56%
 Class B (inception 2/16/06)          -4.89%      -0.22%     +4.46%
 Class C (inception 2/16/06)          -0.96%      +3.79%     +6.65%

AT DEC. 31, 2007
                                                              SINCE
WITHOUT SALES CHARGE                 6 MONTHS*    1 YEAR    INCEPTION
 Class A (inception 2/16/06)          +1.21%      +4.59%     +7.06%
 Class B (inception 2/16/06)          +0.84%      +3.83%     +6.23%
 Class C (inception 2/16/06)          +0.76%      +3.85%     +6.27%
 Class R4 (inception 2/16/06)         +1.97%      +5.41%     +7.62%

WITH SALES CHARGE
 Class A (inception 2/16/06)          -3.58%      -0.36%     +4.32%
 Class B (inception 2/16/06)          -4.03%      -1.13%     +4.19%
 Class C (inception 2/16/06)          -0.22%      +2.86%     +6.27%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                 NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                          0.50%            0.45%                   1.13%
 Class B                                                          1.22%            1.21%                   1.89%
 Class C                                                          1.21%            1.20%                   1.88%
 Class R4                                                         0.48%            0.33%                   1.01%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.77% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.22% for Class A, 1.98% for Class B, 1.97% for Class C, and 1.10% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  9

PERFORMANCE SUMMARIES

RiverSource Income Builder Moderate Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                              SINCE
WITHOUT SALES CHARGE                 6 MONTHS*    1 YEAR    INCEPTION
 Class A (inception 2/16/06)          -0.64%      +5.62%     +7.97%
 Class B (inception 2/16/06)          -1.11%      +4.76%     +7.14%
 Class C (inception 2/16/06)          -1.10%      +4.78%     +7.21%
 Class R4 (inception 2/16/06)         -0.45%      +5.88%     +8.20%

WITH SALES CHARGE
 Class A (inception 2/16/06)          -5.37%      +0.59%     +5.08%
 Class B (inception 2/16/06)          -5.95%      -0.24%     +5.00%
 Class C (inception 2/16/06)          -2.06%      +3.78%     +7.21%

AT DEC. 31, 2007
                                                              SINCE
WITHOUT SALES CHARGE                 6 MONTHS*    1 YEAR    INCEPTION
 Class A (inception 2/16/06)          +0.05%      +4.16%     +7.46%
 Class B (inception 2/16/06)          -0.22%      +3.41%     +6.70%
 Class C (inception 2/16/06)          -0.21%      +3.43%     +6.77%
 Class R4 (inception 2/16/06)         +0.24%      +4.41%     +7.68%

WITH SALES CHARGE
 Class A (inception 2/16/06)          -4.69%      -0.80%     +4.71%
 Class B (inception 2/16/06)          -5.04%      -1.51%     +4.66%
 Class C (inception 2/16/06)          -1.17%      +2.44%     +6.77%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                 NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                             0.42%         0.42%                   1.15%
 Class B                                                             1.17%         1.17%                   1.90%
 Class C                                                             1.17%         1.17%                   1.90%
 Class R4                                                            0.41%         0.33%                   1.06%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.83% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.25% for Class A, 2.00% for Class B, 2.00% for Class C, and 1.16% for Class R4.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Income Builder Enhanced Income Fund

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                              SINCE
WITHOUT SALES CHARGE                 6 MONTHS*    1 YEAR    INCEPTION
 Class A (inception 2/16/06)          -1.87%      +5.54%     +7.96%
 Class B (inception 2/16/06)          -2.34%      +4.66%     +7.11%
 Class C (inception 2/16/06)          -2.23%      +4.68%     +7.18%
 Class R4 (inception 2/16/06)         -1.80%      +5.67%     +8.15%

WITH SALES CHARGE
 Class A (inception 2/16/06)          -6.51%      +0.50%     +5.07%
 Class B (inception 2/16/06)          -7.11%      -0.34%     +4.97%
 Class C (inception 2/16/06)          -3.19%      +3.68%     +7.18%

AT DEC. 31, 2007
                                                              SINCE
WITHOUT SALES CHARGE                 6 MONTHS*    1 YEAR    INCEPTION
 Class A (inception 2/16/06)          -1.00%      +3.67%     +7.43%
 Class B (inception 2/16/06)          -1.36%      +2.90%     +6.64%
 Class C (inception 2/16/06)          -1.35%      +2.92%     +6.66%
 Class R4 (inception 2/16/06)         -0.73%      +4.00%     +7.67%

WITH SALES CHARGE
 Class A (inception 2/16/06)          -5.67%      -1.26%     +4.68%
 Class B (inception 2/16/06)          -6.10%      -1.97%     +4.60%
 Class C (inception 2/16/06)          -2.30%      +1.95%     +6.66%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                               NET FUND AND ACQUIRED FUND
                                                              TOTAL FUND    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                        0.43%            0.43%                   1.22%
 Class B                                                        1.19%            1.19%                   1.98%
 Class C                                                        1.18%            1.18%                   1.97%
 Class R4                                                       0.42%            0.33%                   1.12%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses is based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Acquired Fund (underlying fund) fees and expenses, would have been 0.91% for all classes. The Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.34% for Class A, 2.10% for Class B, 2.09% for Class C, and 1.24% for Class R4.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  11

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Colin Lundgren and Erol Sonderegger discuss the positioning and results for each RiverSource Income Builder Series Fund for the six months ended Nov. 30, 2007.

Q: How did each RiverSource Income Builder Series Fund perform for the first half of the fiscal year?

A: All three Funds of the RiverSource Income Builder Series underperformed their respective blended benchmarks during the reporting period. All Fund returns listed below are for Class A shares (excluding sales charge) for the six-month period ended Nov. 30, 2007.

   - RiverSource Income Builder Basic Income Fund advanced 0.39%. The Fund's blended benchmark, composed of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, returned 1.63% for the period.

   - RiverSource Income Builder Moderate Income Fund declined 0.64%. The Fund's blended benchmark, composed of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, returned 1.78% for the period.

   - RiverSource Income Builder Enhanced Income Fund declined 1.87%. The Fund's blended benchmark, composed of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, returned 1.86% for the period.

   The Funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, rose 5.32%. The Funds' domestic equity benchmark, the Russell 3000(R) Value Index, fell 7.92%, while the cash benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, advanced 2.28%. Index returns are for the six-month period ended Nov. 30, 2007.

   A SIGNIFICANT ALLOCATION TO EQUITIES IN EACH OF THE THREE FUNDS OF THE RIVERSOURCE INCOME BUILDER SERIES HURT PERFORMANCE, AS STOCKS
   UNDERPERFORMED BONDS DURING THE PERIOD.


Q: What factors most significantly affected each Fund's performance during the semiannual period?

A: Each of the three Funds of the RiverSource Income Builder Series benefited from positions in several underlying funds that outperformed their respective benchmarks during the period. The strongest performers were RiverSource Disciplined International Equity Fund, RiverSource Dividend Opportunity Fund and RiverSource Real Estate Fund. Also, within equities, sizable allocations to RiverSource Disciplined International Equity Fund and RiverSource Disciplined Equity Fund boosted performance and helped offset the detracting effect of the Fund's overall weighting in equities, as both international stocks and large-cap core U.S. stocks underperformed bonds but outpaced the broader equity market. Within fixed income, allocations to Treasury Inflation Protected Securities (TIPS), through RiverSource Inflation Protected Securities Fund, and to international bonds, through RiverSource Global Bond Fund, were bright spots during the period, as both sectors significantly outperformed the broader fixed income market for the six months.

   Conversely, a significant allocation to equities in each of the three Funds of the RiverSource Income Builder Series hurt performance, as stocks underperformed bonds during the period. Within equities, an emphasis on value-oriented stocks detracted, as growth stocks outperformed for the period. Also, an allocation to small-cap stocks hurt, as large-cap stocks materially outpaced their smaller counterparts for the six months. Within fixed income, an emphasis on the higher-yielding sectors of the bond market detracted from results. In particular, allocations to RiverSource High Yield Bond Fund, RiverSource Floating Rate Fund and RiverSource Emerging Markets Bond Fund hurt performance, as U.S. high yield corporate bonds, high yield bank loans and emerging market bonds each posted results that lagged the Lehman Brothers Aggregate Bond Index for the period. These riskier, more credit-sensitive sectors of the bond market suffered from a swift and severe reduction in investor risk appetite during the period. Finally, as interest rates fell significantly during the semiannual period, a comparatively short duration stance via positioning in the underlying funds hurt the results of the Income Builder Series Funds. Duration is a measure of the Funds' sensitivity to changes in interest rates.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q: What changes did you make to the Funds' portfolios and how are they currently positioned?

A: During the six months, we modestly increased the Funds' allocation to RiverSource Emerging Markets Bond Fund, primarily using the proceeds from a reduced position in RiverSource U.S. Government Mortgage Fund. We also increased all three Funds' exposure to international stocks during the period via RiverSource Disciplined International Equity Fund. This increased the overall equity exposure of the Income Builder Basic Income Fund and the Income Builder Moderate Income Fund. In the Income Builder Enhanced Income Fund, however, we reduced exposure to real estate investment trusts (REITs) via RiverSource Real Estate Fund, which offset the effect of the increase to international equities on total equity exposure. In the Income Builder Basic Income Fund and the Income Builder Moderate Income Fund, we increased exposure to RiverSource Absolute Return Currency and Income Fund with a corresponding reduction in allocation to RiverSource Cash Management Fund.

   At the end of the period, the Funds maintained their tilt away from bonds in favor of equities, with each Fund in the RiverSource Income Builder Series holding an allocation near the maximum long-term target allocation in their respective blended benchmarks. Within equities, we maintained an emphasis on international stocks and U.S. large-cap stocks. At the same time, we had marginally increased all three Funds' positions in small-cap stocks and two of the Funds' exposure to REITs. Within fixed income, we maintained the Funds' significant exposure to the lower quality sectors of the fixed income market. Despite recent volatility that dramatically affected floating rate bank loans and high yield corporate bonds, we expect these sectors to resume their superior performance should the economy expand at near-trend rates and corporate profits remain healthy. The Funds also maintained their comparatively shorter duration stance through an emphasis on floating rate securities and mortgage securities.

   WITHIN EQUITIES, WE MAINTAINED AN EMPHASIS ON INTERNATIONAL STOCKS AND U.S. LARGE-CAP STOCKS.


Q: What is the Funds' tactical view and strategy for the months ahead?

A: The three Funds of the RiverSource Income Builder Series will continue to follow a quantitative discipline that seeks to generate a high level of income, capital growth and manage downside risk. Sector allocation changes are implemented monthly and may be due to changes in yields, valuations, price momentum and correlations to other asset classes. Each of the underlying funds is managed to generate competitive performance versus a benchmark as well as a peer group.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views ay not be relied upon as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 14 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Income Builder Basic Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          JUNE 1, 2007          NOV. 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000               $1,003.90               $1.95                    $5.36
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.05               $1.97                    $5.41
 Class B
   Actual(d)                                 $1,000               $1,000.20               $5.75                    $9.15
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.25               $5.81                    $9.24
 Class C
   Actual(d)                                 $1,000               $1,000.20               $5.70                    $9.10
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.30               $5.76                    $9.19
 Class R4
   Actual(d)                                 $1,000               $1,011.40               $1.66                    $5.08
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.35               $1.67                    $5.11

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .39%                  .68%                  1.07%
 Class B                                                             1.15%                  .68%                  1.83%
 Class C                                                             1.14%                  .68%                  1.82%
 Class R4                                                             .33%                  .68%                  1.01%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. Had these commitments not been in place for the entire six month period ended Nov. 30, 2007, the actual expenses paid would have been $5.61 for Class A, $9.40 for Class B, $9.35 for Class C and $5.33 for Class R4; the hypothetical expenses paid would have been $5.66 for Class A, $9.49 for Class B, $9.44 for Class C and $5.36 for Class R4.
(d) Based on the actual return for the six months ended Nov. 30, 2007: +0.39% for Class A, +0.02% for Class B, +0.02% for Class C and +1.14% for Class R4.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  15

RiverSource Income Builder Moderate Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          JUNE 1, 2007          NOV. 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000                 $993.60               $1.89                    $5.53
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.10               $1.92                    $5.61
 Class B
   Actual(d)                                 $1,000                 $988.90               $5.62                    $9.25
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.35               $5.70                    $9.39
 Class C
   Actual(d)                                 $1,000                 $989.00               $5.62                    $9.25
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.35               $5.70                    $9.39
 Class R4
   Actual(d)                                 $1,000                 $995.50               $1.65                    $5.29
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.35               $1.67                    $5.36

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .38%                  .73%                  1.11%
 Class B                                                             1.13%                  .73%                  1.86%
 Class C                                                             1.13%                  .73%                  1.86%
 Class R4                                                             .33%                  .73%                  1.06%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes. Had these commitments not been in place for the entire six month period ended Nov. 30, 2007, the actual expenses paid would have been $5.73 for Class A, $9.45 for Class B, $9.45 for Class C and $5.49 for Class R4; the hypothetical expenses paid would have been $5.82 for Class A, $9.59 for Class B, $9.59 for Class C and $5.56 for Class R4.
(d) Based on the actual return for the six months ended Nov. 30, 2007: -0.64% for Class A, -1.11% for Class B, -1.10% for Class C and -0.45% for Class R4.

--------------------------------------------------------------------------------

 16 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RiverSource Income Builder Enhanced Income Fund

                                            BEGINNING              ENDING            DIRECT EXPENSES       DIRECT AND INDIRECT
                                          ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING            EXPENSES PAID
                                          JUNE 1, 2007          NOV. 30, 2007         THE PERIOD(A)      DURING THE PERIOD(B),(C)
 Class A
   Actual(d)                                 $1,000                 $981.30               $2.08                    $6.04
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,022.90               $2.12                    $6.17
 Class B
   Actual(d)                                 $1,000                 $976.60               $5.78                    $9.73
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.15               $5.91                    $9.94
 Class C
   Actual(d)                                 $1,000                 $977.70               $5.78                    $9.74
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,019.15               $5.91                    $9.94
 Class R4
   Actual(d)                                 $1,000                 $982.00               $1.64                    $5.60
   Hypothetical (5% return before
   expenses)                                 $1,000               $1,023.35               $1.67                    $5.72

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .42%                  .80%                  1.22%
 Class B                                                             1.17%                  .80%                  1.97%
 Class C                                                             1.17%                  .80%                  1.97%
 Class R4                                                             .33%                  .80%                  1.13%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended Nov. 30, 2007, the actual expenses paid would have been $6.14 for Class A, $9.83 for Class B, $9.84 for Class C and $5.70 for Class R4; the hypothetical expenses paid would have been $6.27 for Class A, $10.05 for Class B, $10.05 for Class C and $5.82 for Class R4.
(d) Based on the actual return for the six months ended Nov. 30, 2007: -1.87% for Class A, -2.34% for Class B, -2.23% for Class C and -1.80% for Class R4.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  17

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (62.5%)(b)
                                                  SHARES                    VALUE(A)
FLOATING RATE (5.5%)
RiverSource Floating Rate Fund                     1,775,599             $16,992,487
------------------------------------------------------------------------------------

GLOBAL BOND (3.6%)
RiverSource Global Bond Fund                       1,615,282              11,177,748
------------------------------------------------------------------------------------

HIGH YIELD (6.4%)
RiverSource High Yield Bond Fund                   6,986,560              19,562,367
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.8%)
RiverSource Inflation Protected Securities
 Fund                                              1,442,680              14,700,914
------------------------------------------------------------------------------------

INTERNATIONAL (7.8%)
RiverSource Emerging Markets Bond Fund             2,321,965              23,916,244
------------------------------------------------------------------------------------

INVESTMENT GRADE (34.4%)
RiverSource Diversified Bond Fund                  3,695,508              18,034,077
RiverSource U.S. Government Mortgage Fund         17,230,754              87,015,308
                                                                     ---------------
Total                                                                    105,049,385
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $190,896,392)                                                    $191,399,145
------------------------------------------------------------------------------------

EQUITY FUNDS (26.9%)(b)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (10.1%)
RiverSource Dividend Opportunity Fund              3,267,201             $30,875,052
------------------------------------------------------------------------------------

INTERNATIONAL (4.3%)
RiverSource Disciplined International Equity
 Fund                                              1,075,066              13,212,564
------------------------------------------------------------------------------------

U.S. LARGE CAP (9.9%)
RiverSource Disciplined Equity Fund                4,126,567              30,371,535
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.6%)
RiverSource Disciplined Small Cap Value Fund         871,771               8,029,013
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $78,285,611)                                                      $82,488,164
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (3.9%)(b)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       1,148,150             $11,940,755
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $11,912,157)                                                      $11,940,755
------------------------------------------------------------------------------------

CASH EQUIVALENTS (6.6%)(b)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  20,203,014             $20,203,014
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $20,203,014)                                                      $20,203,014
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $301,297,174)(c)                                                 $306,031,078
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(c) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $301,297,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $7,376,000
Unrealized depreciation                                              (2,642,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $4,734,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 18 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (62.3%)(b)
                                                  SHARES                VALUE(A)
FLOATING RATE (15.6%)
RiverSource Floating Rate Fund                    10,601,301            $101,454,448
------------------------------------------------------------------------------------

GLOBAL BOND (4.0%)
RiverSource Global Bond Fund                       3,750,133              25,950,920
------------------------------------------------------------------------------------

HIGH YIELD (6.1%)
RiverSource High Yield Bond Fund                  14,026,539              39,274,308
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.4%)
RiverSource Inflation Protected Securities
 Fund                                              2,186,159              22,276,960
------------------------------------------------------------------------------------

INTERNATIONAL (10.4%)
RiverSource Emerging Markets Bond Fund             6,534,241              67,302,682
------------------------------------------------------------------------------------

INVESTMENT GRADE (22.8%)
RiverSource Diversified Bond Fund                  5,421,979              26,459,256
RiverSource U.S. Government Mortgage Fund         24,054,045             121,472,929
                                                                     ---------------
Total                                                                    147,932,185
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $407,656,598)                                                    $404,191,503
------------------------------------------------------------------------------------

EQUITY FUNDS (32.6%)(b)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (15.5%)
RiverSource Dividend Opportunity Fund             10,581,704             $99,997,106
------------------------------------------------------------------------------------

INTERNATIONAL (5.4%)
RiverSource Disciplined International Equity
 Fund                                              2,873,925              35,320,539
------------------------------------------------------------------------------------

U.S. LARGE CAP (10.1%)
RiverSource Disciplined Equity Fund                8,942,577              65,817,367
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.6%)
RiverSource Disciplined Small Cap Value Fund       1,123,192              10,344,595
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $198,927,120)                                                    $211,479,607
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (3.9%)(b)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       2,463,943             $25,625,009
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $25,328,087)                                                      $25,625,009
------------------------------------------------------------------------------------

CASH EQUIVALENTS (0.9%)(b)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                   6,161,905              $6,161,905
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,161,905)                                                        $6,161,905
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $638,073,710)(c)                                                 $647,458,024
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(c) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $638,074,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $17,583,000
Unrealized depreciation                                               (8,199,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $9,384,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  19

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund
NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (61.8%)(b)
                                                  SHARES                VALUE(A)
FLOATING RATE (19.6%)
RiverSource Floating Rate Fund                     7,223,493             $69,128,828
------------------------------------------------------------------------------------

GLOBAL BOND (2.9%)
RiverSource Global Bond Fund                       1,495,035              10,345,641
------------------------------------------------------------------------------------

HIGH YIELD (18.3%)
RiverSource High Yield Bond Fund                  23,091,530              64,656,283
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.1%)
RiverSource Inflation Protected Securities
 Fund                                                 37,928                 386,488
------------------------------------------------------------------------------------

INTERNATIONAL (14.8%)
RiverSource Emerging Markets Bond Fund             5,060,489              52,123,032
------------------------------------------------------------------------------------

INVESTMENT GRADE (6.1%)
RiverSource Diversified Bond Fund                    477,628               2,330,826
RiverSource U.S. Government Mortgage Fund          3,826,751              19,325,093
                                                                     ---------------
Total                                                                     21,655,919
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $223,603,084)                                                    $218,296,191
------------------------------------------------------------------------------------

EQUITY FUNDS (31.7%)(b)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (14.6%)
RiverSource Dividend Opportunity Fund              5,454,227             $51,542,443
------------------------------------------------------------------------------------

INTERNATIONAL (8.7%)
RiverSource Disciplined International Equity
 Fund                                              2,497,768              30,697,571
------------------------------------------------------------------------------------

U.S. LARGE CAP (6.2%)
RiverSource Disciplined Equity Fund                2,962,257              21,802,208
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.2%)
RiverSource Disciplined Small Cap Value Fund         851,286               7,840,347
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $103,985,484)                                                    $111,882,569
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.0%)(b)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       1,358,235             $14,125,645
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $13,781,388)                                                      $14,125,645
------------------------------------------------------------------------------------

CASH EQUIVALENTS (2.3%)(b)
                                                  SHARES                    VALUE(A)
RiverSource Cash Management Fund                   8,073,982              $8,073,982
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $8,073,982)                                                        $8,073,982
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $349,443,938)(c)                                                 $352,378,387
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(c) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $349,444,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $10,900,000
Unrealized depreciation                                               (7,966,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $2,934,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                               RIVERSOURCE           RIVERSOURCE           RIVERSOURCE
                                                              INCOME BUILDER       INCOME BUILDER        INCOME BUILDER
                                                               BASIC INCOME        MODERATE INCOME       ENHANCED INCOME
NOV. 30, 2007 (UNAUDITED)                                          FUND                 FUND                  FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $301,297,174, $638,073,710 and
   $349,443,938, respectively)                                 $306,031,078         $647,458,024          $352,378,387
Capital shares receivable                                         1,207,528            2,182,136             1,561,063
Dividends receivable                                                145,277              299,556               183,622
------------------------------------------------------------------------------------------------------------------------
Total assets                                                    307,383,883          649,939,716           354,123,072
------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              296,496              591,769               517,680
Payable for investments purchased                                   572,666              411,845               470,770
Accrued distribution fee                                             64,959              138,270                75,797
Accrued transfer agency fee                                             619                1,419                   797
Accrued administrative services fee                                     167                  353                   192
Accrued plan administration services fee                                 10                    5                    14
Other accrued expenses                                               24,054               35,668                36,842
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   958,971            1,179,329             1,102,092
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $306,424,912         $648,760,387          $353,020,980
========================================================================================================================
REPRESENTED BY
Capital stock - $.01 par value                                 $    289,761         $    609,393          $    333,854
Additional paid-in capital                                      301,665,047          639,831,297           348,695,307
Excess of distributions over net investment income               (1,311,375)          (3,030,744)           (1,675,514)
Accumulated net realized gain (loss)                              1,047,575            1,966,127             2,732,884
Unrealized appreciation (depreciation) on investments             4,733,904            9,384,314             2,934,449
------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                               $306,424,912         $648,760,387          $353,020,980
========================================================================================================================

Net assets applicable to outstanding shares:     Class A       $255,399,861         $552,991,432          $301,990,250
                                                 Class B       $ 39,892,226         $ 74,748,594          $ 38,018,354
                                                 Class C       $ 11,098,510         $ 20,998,198          $ 12,943,527
                                                Class R4       $     34,315         $     22,163          $     68,849
Outstanding shares of capital stock:      Class A shares         24,144,703           51,927,516            28,554,776
                                          Class B shares          3,778,088            7,035,215             3,599,075
                                          Class C shares          1,050,026            1,974,467             1,225,066
                                         Class R4 shares              3,240                2,079                 6,508
Net asset value per share:                     Class A(1)      $      10.58         $      10.65          $      10.58
                                                 Class B       $      10.56         $      10.62          $      10.56
                                                 Class C       $      10.57         $      10.63          $      10.57
                                                Class R4       $      10.59         $      10.66          $      10.58
----------------------------------------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A for RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund is $11.11, $11.18 and $11.11, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  21

STATEMENTS OF OPERATIONS

                                                               RIVERSOURCE        RIVERSOURCE        RIVERSOURCE
                                                              INCOME BUILDER    INCOME BUILDER     INCOME BUILDER
                                                               BASIC INCOME     MODERATE INCOME    ENHANCED INCOME
         SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)                FUND              FUND               FUND
INVESTMENT INCOME
Income:
Income distributions from underlying affiliated funds           $5,809,917        $13,346,838       $  8,322,179
------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                         285,700            642,187            362,616
   Class B                                                         184,279            352,544            188,627
   Class C                                                          48,552             93,277             60,074
Transfer agency fee
   Class A                                                          81,593            199,891            115,794
   Class B                                                          14,044             29,262             16,037
   Class C                                                           3,575              7,521              4,970
   Class R4                                                             23                  5                 15
Administrative services fee                                         27,522             60,294             33,989
Plan administration services fee -- Class R4                           115                 28                 75
Custodian fees                                                         718                306                681
Printing and postage                                                17,320             31,215             23,551
Registration fees                                                   41,334             43,223             78,346
Professional fees                                                    9,600              8,730             11,875
Other                                                                  234                356                244
------------------------------------------------------------------------------------------------------------------
Total expenses                                                     714,609          1,468,839            896,894
   Expenses waived/reimbursed by the Investment Manager and
     its affiliates                                                   (133)               (29)               (90)
------------------------------------------------------------------------------------------------------------------
                                                                   714,476          1,468,810            896,804
   Earnings credits on cash balances                                  (129)              (282)              (115)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                                 714,347          1,468,528            896,689
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  5,095,570         11,878,310          7,425,490
------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated
   funds                                                          (295,106)        (1,130,455)           (50,640)
Net change in unrealized appreciation (depreciation) on
   investments                                                  (3,428,548)       (14,417,601)       (13,919,293)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (3,723,654)       (15,548,056)       (13,969,933)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $1,371,916        $(3,669,746)      $ (6,544,443)
==================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  RIVERSOURCE                            RIVERSOURCE
                                                        INCOME BUILDER BASIC INCOME FUND     INCOME BUILDER MODERATE INCOME FUND
                                                         NOV. 30, 2007      MAY 31, 2007     NOV. 30, 2007           MAY 31, 2007
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED          YEAR ENDED
                                                          (UNAUDITED)                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $  5,095,570      $  4,995,723      $ 11,878,310           $ 12,057,977
Net realized gain (loss) on investments                       (295,106)        1,925,330        (1,130,455)             4,447,507
Net change in unrealized appreciation (depreciation)
   on investments                                           (3,428,548)        8,303,647       (14,417,601)            24,381,476
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                1,371,916        15,224,700        (3,669,746)            40,886,960
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                               (5,495,354)       (4,704,031)      (13,033,554)           (11,538,368)
      Class B                                                 (741,838)         (661,655)       (1,504,403)            (1,445,188)
      Class C                                                 (198,798)         (134,563)         (408,964)              (283,067)
      Class R4                                                  (2,279)           (6,530)             (596)                  (740)
   Net realized gain
      Class A                                                       --           (37,577)               --                (96,904)
      Class B                                                       --            (6,423)               --                (14,179)
      Class C                                                       --            (1,275)               --                 (2,705)
      Class R4                                                      --               (58)               --                     (4)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (6,438,269)       (5,552,112)      (14,947,517)           (13,381,155)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                           86,120,783       183,856,568       153,984,457            405,161,074
   Class B shares                                           15,963,844        31,758,854        22,847,668             62,874,133
   Class C shares                                            3,903,082         7,471,559         7,876,857             13,375,001
   Class R4 shares                                                  --           173,969             2,677                 58,537
Reinvestment of distributions at net asset value
   Class A shares                                            5,026,696         4,277,858        11,818,075             10,469,811
   Class B shares                                              675,740           627,552         1,381,213              1,345,946
   Class C shares                                              166,416           113,576           335,833                230,767
   Class R4 shares                                               1,951             6,124               307                    258
Payments for redemptions
   Class A shares                                          (28,994,287)      (17,946,648)      (55,412,161)           (37,221,790)
   Class B shares                                           (9,468,501)       (5,113,877)      (16,317,541)            (8,947,264)
   Class C shares                                             (875,899)         (465,200)       (1,985,670)              (860,076)
   Class R4 shares                                             (72,900)         (128,787)               --                (81,653)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             72,446,925       204,631,548       124,531,715            446,404,744
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     67,380,572       214,304,136       105,914,452            473,910,549
Net assets at beginning of period                          239,044,340        24,740,204       542,845,935             68,935,386
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                               $306,424,912      $239,044,340      $648,760,387           $542,845,935
=================================================================================================================================
Undistributed (excess of distributions over) net
   investment income                                      $ (1,311,375)     $     31,324      $ (3,030,744)          $     38,463
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          RIVERSOURCE
                                                              INCOME BUILDER ENHANCED INCOME FUND
                                                               NOV. 30, 2007         MAY 31, 2007
                                                              SIX MONTHS ENDED        YEAR ENDED
                                                                (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $  7,425,490         $  8,148,724
Net realized gain (loss) on investments                              (50,640)           3,582,024
Net change in unrealized appreciation (depreciation) on
   investments                                                   (13,919,293)          17,435,810
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     (6,544,443)          29,166,558
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                     (7,975,804)          (7,504,790)
      Class B                                                       (878,659)            (983,690)
      Class C                                                       (288,223)            (247,532)
      Class R4                                                        (1,781)              (1,678)
   Net realized gain
      Class A                                                             --             (147,447)
      Class B                                                             --              (23,066)
      Class C                                                             --               (5,595)
      Class R4                                                            --                  (30)
-------------------------------------------------------------------------------------------------
Total distributions                                               (9,144,467)          (8,913,828)
-------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                 79,336,092          219,075,982
   Class B shares                                                  9,849,584           32,082,197
   Class C shares                                                  3,522,933            8,505,388
   Class R4 shares                                                    41,300                1,881
Reinvestment of distributions at net asset value
   Class A shares                                                  7,017,843            6,669,701
   Class B shares                                                    769,549              876,697
   Class C shares                                                    238,249              207,039
   Class R4 shares                                                     1,470                1,193
Payments for redemptions
   Class A shares                                                (37,458,691)         (25,861,840)
   Class B shares                                                 (9,629,892)          (6,377,708)
   Class C shares                                                 (1,001,171)            (735,578)
   Class R4 shares                                                   (10,000)                  --
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                   52,677,266          234,444,952
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           36,988,356          254,697,682
Net assets at beginning of period                                316,032,624           61,334,942
-------------------------------------------------------------------------------------------------
Net assets at end of period                                     $353,020,980         $316,032,624
=================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                       $ (1,675,514)        $     43,463
-------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to RiverSource Income Builder Basic Income Fund and RiverSource Income Builder Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  25

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to capital loss carryforwards and losses due to wash sales and excise tax regulations. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Funds and there is no material impact on the Funds.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Tax treatment of each Fund's distributions cannot be determined with certainty until fiscal year end. Based on each Fund's current income, it is likely that a portion of each Fund's distributions will be characterized as a return of capital.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to Board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of operations.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and education services.

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to each Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Nov. 30, 2007, are as follows:

FUND                                                             CLASS A         CLASS B       CLASS C
------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                    $  537,227       $18,136       $3,897
RiverSource Income Builder Moderate Income Fund                  1,030,136        24,422        5,759
RiverSource Income Builder Enhanced Income Fund                    685,173        28,067        3,510

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived certain fees and expenses (excluding fees and expenses of acquired funds) such that net expenses were as follows:

FUND                                                            CLASS A       CLASS B       CLASS C       CLASS R4
------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                      --%           --%           --%           0.08%
RiverSource Income Builder Moderate Income Fund                   --            --            --            0.08
RiverSource Income Builder Enhanced Income Fund                   --            --            --            0.09

Of these waived fees and expenses, the transfer agency fees waived were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                      $18
RiverSource Income Builder Moderate Income Fund                     2
RiverSource Income Builder Enhanced Income Fund                    15

Of these waived fees and expenses, the plan administration services fees waived were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                      $115
RiverSource Income Builder Moderate Income Fund                     27
RiverSource Income Builder Enhanced Income Fund                     75

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4 of each Fund's average daily net assets.

For the six months ended Nov. 30, 2007, the following funds custodian fees were reduced as a result of earnings credits from overnight cash balances:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                     $129
RiverSource Income Builder Moderate Income Fund                   282
RiverSource Income Builder Enhanced Income Fund                   115

Each Fund pays custodian fees to Ameriprise Trust Company, an subsidiary of Ameriprise Financial.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  27

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the six months ended Nov. 30, 2007, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                PURCHASES          PROCEEDS
-------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                       $105,554,175       $34,983,510
RiverSource Income Builder Moderate Income Fund                     182,257,976        62,240,741
RiverSource Income Builder Enhanced Income Fund                      90,558,501        40,553,026

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

                                                                                SIX MONTHS ENDED NOV. 30, 2007
                                                                   CLASS A          CLASS B         CLASS C         CLASS R4
----------------------------------------------------------------------------------------------------------------------------
Sold                                                               8,089,618       1,503,937          366,710            --
Issued for reinvested distributions                                  474,237          63,872           15,716           184
Redeemed                                                          (2,725,666)       (888,382)         (82,676)       (6,812)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            5,838,189         679,427          299,750        (6,628)
----------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31, 2007
                                                                   CLASS A          CLASS B          CLASS C        CLASS R4
----------------------------------------------------------------------------------------------------------------------------
Sold                                                              17,675,545        3,051,926         713,917        17,057
Issued for reinvested distributions                                  407,731           59,960          10,820           587
Redeemed                                                          (1,704,156)        (489,695)        (44,411)      (12,271)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                           16,379,120        2,622,191         680,326         5,373
----------------------------------------------------------------------------------------------------------------------------

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

                                                                                SIX MONTHS ENDED NOV. 30, 2007
                                                                    CLASS A          CLASS B         CLASS C        CLASS R4
----------------------------------------------------------------------------------------------------------------------------
Sold                                                               14,268,912        2,122,360        731,145         244
Issued for reinvested distributions                                 1,103,681          129,316         31,413          29
Redeemed                                                           (5,160,254)      (1,508,192)      (184,773)         --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            10,212,339          743,484        577,785         273
----------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31, 2007
                                                                   CLASS A          CLASS B         CLASS C         CLASS R4
----------------------------------------------------------------------------------------------------------------------------
Sold                                                              38,530,389       5,990,163        1,263,283         5,880
Issued for reinvested distributions                                  986,430         127,231           21,737            25
Redeemed                                                          (3,487,818)       (853,957)         (80,210)       (8,066)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                           36,029,001       5,263,437        1,204,810        (2,161)
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 28 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

                                                                               SIX MONTHS ENDED NOV. 30, 2007
                                                                    CLASS A          CLASS B        CLASS C       CLASS R4
--------------------------------------------------------------------------------------------------------------------------
Sold                                                                7,342,138         911,815       326,957        3,802
Issued for reinvested distributions                                   656,703          72,098        22,327          138
Redeemed                                                           (3,491,642)       (887,508)      (93,307)        (956)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                             4,507,199          96,405       255,977        2,984
--------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED MAY 31, 2007
                                                                    CLASS A          CLASS B        CLASS C       CLASS R4
--------------------------------------------------------------------------------------------------------------------------
Sold                                                               20,861,872       3,062,356       809,755         173
Issued for reinvested distributions                                   628,525          82,864        19,528         113
Redeemed                                                           (2,424,619)       (604,908)      (69,308)         --
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            19,065,778       2,540,312       759,975         286
--------------------------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of the borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Each Fund had no borrowings during the six months ended Nov. 30, 2007.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Nov. 30, 2007, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund                               20.79%
RiverSource Disciplined Small Cap Value Fund                            20.55%
RiverSource Emerging Markets Bond Fund                                  12.67%
RiverSource Absolute Return Currency and Income Fund                     7.57%

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                                  35.70%
RiverSource U.S. Government Mortgage Fund                               29.05%
RiverSource Disciplined Small Cap Value Fund                            26.51%
RiverSource Absolute Return Currency and Income Fund                    16.26%
RiverSource Floating Rate Fund                                          16.07%
RiverSource Disciplined International Equity Fund                        5.45%
RiverSource Inflation Protected Securities Fund                          5.26%

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                                  27.62%
RiverSource Disciplined Small Cap Value Fund                            20.08%
RiverSource Floating Rate Fund                                          10.94%
RiverSource Absolute Return Currency and Income Fund                     8.96%

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  29

7. CONCENTRATION OF RISK

DIVERSIFICATION RISK

Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, each Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  31

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Income Builder Basic Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)            2007        2006(B)
Net asset value, beginning of period     $10.79          $9.98         $10.05
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .20(c)            .42            .10
Net gains (losses) (both realized and
 unrealized)                              (.16)            .84          (.07)
-----------------------------------------------------------------------------
Total from investment operations            .04           1.26            .03
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.25)          (.45)          (.10)
-----------------------------------------------------------------------------
Net asset value, end of period           $10.58         $10.79          $9.98
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $255           $197            $19
-----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            .39%(f)           .46%       3.62%(f)
-----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)            .39%(f)        .45%(g)      .45%(f),(g)
-----------------------------------------------------------------------------
Net investment income (loss)           3.83%(f)          4.02%       3.44%(f)
-----------------------------------------------------------------------------
Portfolio turnover rate                     13%            27%             1%
-----------------------------------------------------------------------------
Total return(h)                         .39%(i)         12.89%        .31%(i)
-----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(J)            2007        2006(B)
Net asset value, beginning of period    $10.77          $9.97         $10.05
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)            .16(c)            .35            .08
Net gains (losses) (both realized
 and unrealized)                         (.16)            .83          (.07)
----------------------------------------------------------------------------
Total from investment operations            --           1.18            .01
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income     (.21)          (.38)          (.09)
----------------------------------------------------------------------------
Net asset value, end of period          $10.56         $10.77          $9.97
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                 $40            $33             $5
----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          1.15%(f)          1.22%       4.20%(f)
----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)          1.15%(f)       1.21%(g)      1.21%(f),(g)
----------------------------------------------------------------------------
Net investment income (loss)          3.08%(f)          3.27%       2.70%(f)
----------------------------------------------------------------------------
Portfolio turnover rate                    13%            27%             1%
----------------------------------------------------------------------------
Total return(h)                        .02%(i)         12.01%        .07%(i)
----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 32 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,                2007(J)            2007        2006(B)
Net asset value, beginning of period         $10.78          $9.99         $10.05
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .16(c)            .35            .09
Net gains (losses) (both realized and
 unrealized)                                  (.16)            .82          (.07)
---------------------------------------------------------------------------------
Total from investment operations                 --           1.17            .02
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.21)          (.38)          (.08)
---------------------------------------------------------------------------------
Net asset value, end of period               $10.57         $10.78          $9.99
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $11             $8             $1
---------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               1.14%(f)          1.21%       4.30%(f)
---------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)               1.14%(f)       1.20%(g)      1.21%(f),(g)
---------------------------------------------------------------------------------
Net investment income (loss)               3.08%(f)          3.27%       2.74%(f)
---------------------------------------------------------------------------------
Portfolio turnover rate                         13%            27%             1%
---------------------------------------------------------------------------------
Total return(h)                             .02%(i)         11.91%        .23%(i)
---------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,               2007(J)            2007        2006(B)
Net asset value, beginning of period        $10.80          $9.99         $10.05
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .22(c)            .43            .11
Net gains (losses) (both realized and
 unrealized)                                 (.10)            .84          (.07)
--------------------------------------------------------------------------------
Total from investment operations               .12           1.27            .04
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income         (.33)          (.46)          (.10)
--------------------------------------------------------------------------------
Net asset value, end of period              $10.59         $10.80          $9.99
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)        $--            $--            $--
--------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               .37%(f)           .42%       6.84%(f)
--------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)           .08%(f)           .29%        .29%(f)
--------------------------------------------------------------------------------
Net investment income (loss)              4.15%(f)          4.39%       3.25%(f)
--------------------------------------------------------------------------------
Portfolio turnover rate                        13%            27%             1%
--------------------------------------------------------------------------------
Total return(h)                           1.14%(i)         13.02%        .43%(i)
--------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  33

RiverSource Income Builder Moderate Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)            2007        2006(B)
Net asset value, beginning of period     $10.99          $9.98         $10.07
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .22(c)            .45            .10
Net gains (losses) (both realized and
 unrealized)                              (.29)           1.04          (.08)
-----------------------------------------------------------------------------
Total from investment operations          (.07)           1.49            .02
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.27)          (.48)          (.11)
-----------------------------------------------------------------------------
Net asset value, end of period           $10.65         $10.99          $9.98
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $553           $458            $57
-----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            .38%(f)           .42%       1.77%(f)
-----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)            .38%(f)           .42%      .45%(f),(g)
-----------------------------------------------------------------------------
Net investment income (loss)           4.05%(f)          4.23%       3.59%(f)
-----------------------------------------------------------------------------
Portfolio turnover rate                     10%            29%            --%
-----------------------------------------------------------------------------
Total return(h)                       (.64%)(i)         15.22%        .17%(i)
-----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(J)            2007        2006(B)
Net asset value, beginning of period    $10.97          $9.96         $10.06
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)            .18(c)            .37            .08
Net gains (losses) (both realized
 and unrealized)                         (.30)           1.04          (.08)
----------------------------------------------------------------------------
Total from investment operations         (.12)           1.41             --
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income     (.23)          (.40)          (.10)
----------------------------------------------------------------------------
Net asset value, end of period          $10.62         $10.97          $9.96
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                 $75            $69            $10
----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          1.13%(f)          1.17%       2.41%(f)
----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)          1.13%(f)          1.17%      1.21%(f),(g)
----------------------------------------------------------------------------
Net investment income (loss)          3.30%(f)          3.48%       2.88%(f)
----------------------------------------------------------------------------
Portfolio turnover rate                    10%            29%            --%
----------------------------------------------------------------------------
Total return(h)                      (1.11%)(i)        14.45%      (.05%)(i)
----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 34 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,                2007(J)            2007        2006(B)
Net asset value, beginning of period         $10.98          $9.97         $10.06
---------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .18(c)            .37            .09
Net gains (losses) (both realized and
 unrealized)                                  (.30)           1.04          (.08)
---------------------------------------------------------------------------------
Total from investment operations              (.12)           1.41            .01
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income          (.23)          (.40)          (.10)
---------------------------------------------------------------------------------
Net asset value, end of period               $10.63         $10.98          $9.97
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $21            $15             $2
---------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)               1.13%(f)          1.17%       2.35%(f)
---------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)               1.13%(f)          1.17%      1.21%(f),(g)
---------------------------------------------------------------------------------
Net investment income (loss)               3.30%(f)          3.44%       2.83%(f)
---------------------------------------------------------------------------------
Portfolio turnover rate                         10%            29%            --%
---------------------------------------------------------------------------------
Total return(h)                           (1.10%)(i)        14.45%        .05%(i)
---------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)            2007        2006(B)
Net asset value, beginning of period     $11.00          $9.98         $10.07
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .24(c)            .46            .10
Net gains (losses) (both realized and
 unrealized)                              (.29)           1.05          (.08)
-----------------------------------------------------------------------------
Total from investment operations          (.05)           1.51            .02
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.29)          (.49)          (.11)
-----------------------------------------------------------------------------
Net asset value, end of period           $10.66         $11.00          $9.98
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            .35%(f)           .33%       5.51%(f)
-----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)            .08%(f)           .29%      .20%(f),(g)
-----------------------------------------------------------------------------
Net investment income (loss)           4.35%(f)          3.92%       3.88%(f)
-----------------------------------------------------------------------------
Portfolio turnover rate                     10%            29%            --%
-----------------------------------------------------------------------------
Total return(h)                       (.45%)(i)         15.41%        .18%(i)
-----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  35

RiverSource Income Builder Enhanced Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)            2007        2006(B)
Net asset value, beginning of period     $11.08          $9.96         $10.06
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .24(c)            .47            .11
Net gains (losses) (both realized and
 unrealized)                              (.45)           1.15          (.09)
-----------------------------------------------------------------------------
Total from investment operations          (.21)           1.62            .02
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.29)          (.49)          (.12)
Distributions from realized gains            --          (.01)             --
-----------------------------------------------------------------------------
Total distributions                       (.29)          (.50)          (.12)
-----------------------------------------------------------------------------
Net asset value, end of period           $10.58         $11.08          $9.96
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $302           $266            $50
-----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            .42%(f)           .43%       2.04%(f)
-----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)        .42%(f)           .43%      .45%(f),(g)
-----------------------------------------------------------------------------
Net investment income (loss)           4.48%(f)          4.51%       3.96%(f)
-----------------------------------------------------------------------------
Portfolio turnover rate                     12%            27%            --%
-----------------------------------------------------------------------------
Total return(h)                       (1.87%)(i)        16.68%        .15%(i)
-----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(J)            2007        2006(B)
Net asset value, beginning of period    $11.07          $9.96         $10.06
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)            .20(c)            .39            .09
Net gains (losses) (both realized
 and unrealized)                         (.46)           1.15          (.09)
----------------------------------------------------------------------------
Total from investment operations         (.26)           1.54             --
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income     (.25)          (.42)          (.10)
Distributions from realized gains           --          (.01)             --
----------------------------------------------------------------------------
Total distributions                      (.25)          (.43)          (.10)
----------------------------------------------------------------------------
Net asset value, end of period          $10.56         $11.07          $9.96
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                 $38            $39            $10
----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          1.17%(f)          1.19%       2.79%(f)
----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)      1.17%(f)          1.19%      1.21%(f),(g)
----------------------------------------------------------------------------
Net investment income (loss)          3.71%(f)          3.77%       3.24%(f)
----------------------------------------------------------------------------
Portfolio turnover rate                    12%            27%            --%
----------------------------------------------------------------------------
Total return(h)                      (2.34%)(i)        15.74%        .02%(i)
----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 36 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,           2007(J)            2007        2006(B)
Net asset value, beginning of period    $11.07          $9.96         $10.06
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)            .20(c)            .39            .09
Net gains (losses) (both realized
 and unrealized)                         (.45)           1.15          (.09)
----------------------------------------------------------------------------
Total from investment operations         (.25)           1.54             --
----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income     (.25)          (.42)          (.10)
Distributions from realized gains           --          (.01)             --
----------------------------------------------------------------------------
Total distributions                      (.25)          (.43)          (.10)
----------------------------------------------------------------------------
Net asset value, end of period          $10.57         $11.07          $9.96
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $13            $11             $2
----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          1.17%(f)          1.18%       2.63%(f)
----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)          1.17%(f)          1.18%      1.21%(f),(g)
----------------------------------------------------------------------------
Net investment income (loss)          3.74%(f)          3.73%       3.22%(f)
----------------------------------------------------------------------------
Portfolio turnover rate                    12%            27%            --%
----------------------------------------------------------------------------
Total return(h)                      (2.23%)(i)        15.75%        .02%(i)
----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,            2007(J)            2007        2006(B)
Net asset value, beginning of period     $11.09          $9.97         $10.06
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)             .26(c)            .49            .12
Net gains (losses) (both realized and
 unrealized)                              (.46)           1.15          (.09)
-----------------------------------------------------------------------------
Total from investment operations          (.20)           1.64            .03
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income      (.31)          (.51)          (.12)
Distributions from realized gains            --          (.01)             --
-----------------------------------------------------------------------------
Total distributions                       (.31)          (.52)          (.12)
-----------------------------------------------------------------------------
Net asset value, end of period           $10.58         $11.09          $9.97
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                  $--            $--            $--
-----------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            .39%(f)           .36%       5.75%(f)
-----------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)        .09%(f)           .29%        .29%(f)
-----------------------------------------------------------------------------
Net investment income (loss)           4.82%(f)          4.67%       3.66%(f)
-----------------------------------------------------------------------------
Portfolio turnover rate                     12%            27%            --%
-----------------------------------------------------------------------------
Total return(h)                       (1.80%)(i)        16.82%        .27%(i)
-----------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) Per share amount has been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  37

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Income Builder Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Series Funds and all RiverSource funds (collectively, the "Funds"). The Series Funds' Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and each Series Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Series Funds' operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Series Funds. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each of the Series Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the Series Funds, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund; and (ii) a report detailing each Series Fund's performance over various periods, recent Series Fund inflows (and outflows) and a comparison of each Series Fund's net assets from inception in February 2006 to December 2006. The Board observed that the investment performance for each Series Fund met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Series
Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each of the Funds are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Series Funds, commonly referred to as "funds of funds," are designed to invest in a combination of underlying RiverSource Funds. Because RiverSource collects management fees on the underlying funds, the Series Funds do not carry management fees.

--------------------------------------------------------------------------------

 38 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Series Funds on portfolio transactions. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that overall profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as each of the Series Funds grows and took note of the extent to which Series Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT  39

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the period ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 40 RIVERSOURCE INCOME BUILDER SERIES -- 2007 SEMIANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE INCOME BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC.
These companies are part of Ameriprise Financial, Inc.
(C) 2008 RiverSource Distributors, Inc.                          S-6513 C (1/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 1, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date February 1, 2008